Structured Entities (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss
The following tables represent the carrying amounts of the Group’s interests in unconsolidated structured entities recognized in its consolidated statements of financial position by line item and the maximum exposure to loss from its interests at March 31, 2026 and 2025.

	At March 31, 2026
	Securitizations	Investment funds	Structured finance	Others	Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥51,141	¥72,438	¥—	¥2,301	¥125,880
Financial assets at fair value through profit or loss	504	1,639,384	65,792	—	1,705,680
Investment securities	74,589	63,861	—	—	138,450
Loans and advances	5,915,861	130,132	12,195,975	980,808	19,222,776

Total	¥6,042,095	¥1,905,815	¥12,261,767	¥983,109	¥21,192,786

Maximum exposure to loss from interests in unconsolidated structured entities	¥8,853,302	¥1,908,111	¥14,387,112	¥1,464,499	¥26,613,024

	At March 31, 2025
	Securitizations	Investment funds	Structured finance	Others	Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥40,107	¥42,540	¥—	¥—	¥82,647
Financial assets at fair value through profit or loss	324	1,875,755	53,777	—	1,929,856
Investment securities	98,029	29,957	—	—	127,986
Loans and advances	5,072,479	—	11,348,699	838,609	17,259,787

Total	¥5,210,939	¥1,948,252	¥11,402,476	¥838,609	¥19,400,276

Maximum exposure to loss from interests in unconsolidated structured entities	¥7,185,520	¥1,950,118	¥13,329,381	¥1,073,814	¥23,538,833